Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of capital expenditures contracted

	As of December 31,
	2020	2021
Property and equipment	428,448	2,987,743
Leasehold improvements	54,911	392,910
Total	483,359	3,380,654